Organization and description of business (Acquisition of Honesty Group Holdings Limited) (Details)	1 Months Ended
	Mar. 12, 2010	Dec. 31, 2014	Dec. 31, 2013	Mar. 11, 2010
Business Acquisition [Line Items]
Common stock, shares outstanding	16,094,756	17,414,861	17,660,356	5,299,126
Common stock, shares issued	16,094,756	17,414,861	17,660,356	5,299,126
Honesty Group [Member]
Business Acquisition [Line Items]
Shares exchange transaction with Honesty Group	14,300,000
Ownership percentage	100.00%